Debt	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Debt

7. Debt

The Company's current facilities include the following:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company entered into the $390,000 senior secured incremental USD term loan facility (“USD Incremental Term Loan”) and the €275,000 senior secured incremental EUR term loan facility (“EUR Incremental Term Loan”) as of December 31, 2021 in connection with the SafetyPay and viaFintech acquisitions, respectively.

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of March 31, 2022 and December 31, 2021, $20,000 and $28,423, respectively was drawn down on the Revolving Credit Facility.

Line of Credit

The Company has a Line of Credit of $50,000 which is restricted for use in funding settlements in the US Acquiring business and is secured against known transactions. As of both March 31, 2022 and December 31, 2021, the Company had an outstanding balance of $50,000.

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Facility Maturity Date	Principal Outstanding at March 31, 2022 (Local Currency)	Principal Outstanding at March 31, 2022 (USD)
Term Loan Facility (USD)	USD	USD LIBOR + 2.75%	Jun-28	1,011,335	$1,011,335
Term Loan Facility (EUR)	EUR	EURIBOR + 3.00%	Jun-28	710,000	785,789
Secured Loan Notes (EUR)	EUR	3.00%	Jun-29	435,000	481,434
Secured Loan Notes (USD)	USD	4.00%	Jun-29	400,000	400,000
Revolving Credit Facility (EUR)	EUR	EURIBOR + 2.25% (0% floor)	Dec-27	20,000	20,000
Line of Credit	USD	Prime (2) (3.25) - 0.25%	May-23	50,000	50,000
Total Principal Outstanding					$2,748,558

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The Prime Rate is defined as the rate of interest per annum most recently published in The Wall Street Journal (or any successor publication if The Wall Street Journal is no longer published) in the “Money Rates” Section (or such successor section) as the “Prime Rate.”

During the three months ended March 31, 2022 and 2021, the Company made quarterly principal payments of $2,547 and $0, respectively. In addition, $1,155,743 of debt repayments were made during the three months ended March 31, 2021 in connection with the Transaction (See Note 2). Interest expense for the three months ended March 31, 2022 and 2021 was $25,956 and $62,369 respectively.

	March 31, 2022	December 31, 2021
Principal Outstanding	$2,748,558	$2,794,108
Deferred Debt Issuance Costs	(40,546)	(38,302)
Amortization of interest expense	4,970	2,562
Total	$2,712,982	$2,758,368
Short-term debt	10,190	10,190
Non-current debt	$2,702,792	$2,748,178

Amortization of deferred debt issuance costs, including accelerated debt fees, for the three months ended March 31, 2022 and 2021 were $3,702 and $24,707, respectively. The Company also paid debt issuance costs of $6,261 during the three months ended March 31, 2022, predominantly related to the USD Incremental Term Loan drawn down in connection with the SafteyPay acquisition.

Maturity requirements on debt as of March 31, 2022 by year are as follows:

Remainder 2022	$7,642
2023	60,190
2024	10,190
2025	10,190
2026	10,190
2027	30,190
2028 and thereafter	2,619,966
Total	$2,748,558

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the new facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months (LTM) EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its financial covenants at March 31, 2022.

Letters of Credit

As March 31, 2022 and December 31, 2021, the Company had issued approximately $140,714 and $171,392, letters of credit, respectively, for use in the ordinary course of business.